Exploration & Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Exploration & Evaluation Asset

Unproven properties
Bulgaria
January 1, 2021	$3,122,443
Foreign currency translation change	(6,297)
December 31, 2021	$3,116,146
Impairment	(3,101,343)
Foreign currency translation change	(14,803)
December 31, 2022	$-